Financial instruments and risk management (Tables)	12 Months Ended
Oct. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Schedule of aging profile of accounts receivable and allowance for expected credit loss
The following table sets forth details of the aging profile of accounts receivable and the allowance for expected credit loss:

As at	October 31, 2024	October 31, 2023
	$	$
Current (for less than 30 days)	2,619	2,449
31 – 60 days	79	1,234
61 – 90 days	19	934
Greater than 90 days	1,116	3,390
Less allowance	(525)	(536)
	3,308	7,471

Schedule of maturities of financial liabilities
Maturities of the Company’s financial liabilities are as follows:

	Contractual Cash Flows	Less than one year	1-3 years	4-5 years	Greater than 5 years
Accounts payable and accrued liabilities	23,809	23,809	–	–	–
Notes payable	14,039	13,974	–	–	65
Interest bearing loans and borrowings	12,891	12,891	–	–	–
Secured Debentures	10,000	–	–	10,000	–
Undiscounted lease obligations	46,421	11,913	18,870	11,174	4,464
Balance, October 31, 2024	107,160	62,587	18,870	21,174	4,529

Schedule of carrying amounts of foreign currency denominated monetary assets and monetary liabilities	The Canadian dollar equivalent carrying amounts of the Company’s foreign currency denominated monetary assets and monetary liabilities as at October 31, 2024 was as follows:

As at	October 31, 2024				October 31, 2023
(Canadian dollar equivalent amounts of GBP, EUR, USD)	(GBP)	(EUR)	(USD)	Total	Total
	$	$	$	$	$
Cash	583	381	2,328	3,292	4,119
Trade and other receivables	67	15	360	442	984
Accounts payable and accrued liabilities	(89)	(346)	(2,434)	(2,869)	(5,866)
Net monetary assets	561	50	254	865	(763)